UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-03657

Deutsche State Tax-Free Income Series

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 8/31

Date of reporting period: 11/30/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                   as of November 30, 2017 (Unaudited)

Deutsche California Tax-Free Income Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 99.4%
California 99.3%
Alameda, CA, Corridor Transportation Authority:
Series B, 5.0%, 10/1/2035 , INS: AGMC	1,250,000	1,446,725
Series B, 5.0%, 10/1/2036 , INS: AGMC	1,050,000	1,211,721
Series B, 5.0%, 10/1/2037 , INS: AGMC	500,000	576,170
Anaheim, CA, Other General Obligation Lease, Public Financing Authority, Public Improvements Project:
Series C, Zero Coupon, 9/1/2018 , INS: AGMC	1,000,000	990,000
Series A, 6.0%, 9/1/2024 , INS: AGMC	3,500,000	4,164,090
Big Bear Lake, CA, Water Revenue, 6.0%, 4/1/2022, INS: NATL	10,185,000	10,952,338
Cabrillo, CA, County General Obligation Lease, Unified School District, Series A, Zero Coupon, 8/1/2019, INS: AMBAC	4,000,000	3,878,400
California, Alum Rock Union Elementary School District, Election of 2012, Series A, 5.5%, 8/1/2034	5,000,000	5,741,200
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, Series S-7, 4.0%, 4/1/2033	1,000,000	1,089,280
California, Coast Community College District, Election of 2012:
Series D, 5.0%, 8/1/2032	7,000,000	8,499,890
Series A, 5.0%, 8/1/2038	11,185,000	12,771,928
California, Eastern Municipal Water District Financing Authority, Water & Wastewater Revenue, Series B, 4.0%, 7/1/2034	11,030,000	11,849,639
California, Eastern Municipal Water District, Water & Wastewater Revenue:
Series A, 5.0%, 7/1/2037	2,755,000	3,230,182
Series A, 5.0%, 7/1/2038	1,930,000	2,259,683
Series A, 5.0%, 7/1/2039	2,025,000	2,367,529
California, Educational Facilities Authority Revenue, Pitzer College, 6.0%, 4/1/2040	10,000,000	10,973,500
California, EL Dorado Irrigation District Revenue:
Series C, 4.0%, 3/1/2034	5,000,000	5,332,400
Series C, 5.0%, 3/1/2032	2,750,000	3,256,825
Series A, 5.0%, 3/1/2034, INS: AGMC	3,000,000	3,443,910
Series C, 5.0%, 3/1/2035	1,550,000	1,814,275
California, Foothill-Eastern Transportation Corridor Agency, Toll Road Revenue, Series A, 5.75%, 1/15/2046	12,500,000	14,635,000
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series A, 5.0%, 6/1/2040	5,000,000	5,738,750
California, Grossmont-Cuyamaca Community College District, Election of 2012, Series A, 5.25%, 8/1/2033	7,425,000	8,714,054
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, Prerefunded, 6.0%, 7/1/2039	4,000,000	4,279,720
California, Health Facilities Financing Authority Revenue, Providence Health & Services, Series B, 5.5%, 10/1/2039	2,500,000	2,684,475
California, Health Facilities Financing Authority Revenue, Sutter Health, Series A, 5.25%, 8/15/2022	1,665,000	1,711,054
California, Los Rios Community College District, Election of 2008, Series A, Prerefunded, 5.0%, 8/1/2035	10,000,000	10,837,600
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034, GTY: Citigroup, Inc.	6,820,000	9,748,303
California, Mount San Antonio Community College District, Election of 2008, Series 2013A, 5.0%, 8/1/2034	8,520,000	9,762,898
California, Ohlone Community College District, Series C, 4.0%, 8/1/2041	6,115,000	6,491,684
California, Palomar Health, Series B, 4.0%, 8/1/2036	5,085,000	5,370,624
California, Public Finance Authority Revenue, Henry Mayo Newhall Hospital:
5.0%, 10/15/2037	740,000	823,339
5.0%, 10/15/2047	2,650,000	2,922,950
California, Public Finance Authority, University Housing Revenue, Claremont Properties LLC, Claremont Colleges Project, Series A, 144A, 5.0%, 7/1/2047	4,750,000	5,183,865
California, San Mateo Foster City School District, Election 2015, Series A, 4.0%, 8/1/2040	7,680,000	8,147,712
California, South Bayside Waste Management Authority Revenue, Solid Waste Enterprise, Shoreway Environmental, Series A, 6.0%, 9/1/2036	5,000,000	5,356,550
California, State Department of Water Resources Revenue, Center Valley Project, Water Systems:
Series AV, 4.0%, 12/1/2033	6,900,000	7,462,281
Series AV, 4.0%, 12/1/2035	5,355,000	5,745,487
Series AH, Prerefunded, 5.25%, 12/1/2035	45,000	49,849
California, State Educational Facilities Authority Revenue, Pepperdine University, 5.0%, 9/1/2040	2,335,000	2,676,214
California, State General Obligation:
5.0%, 2/1/2033	12,000,000	13,521,360
5.0%, 8/1/2034	5,000,000	5,877,600
5.0%, 4/1/2037	5,000,000	5,672,800
5.0%, 2/1/2043	5,000,000	5,632,200
5.0%, 3/1/2045	6,000,000	6,919,020
5.25%, 9/1/2030	10,000,000	11,281,400
5.25%, 9/1/2032	4,000,000	4,498,600
5.25%, 10/1/2032	15,000,000	16,910,100
5.25%, 4/1/2035	8,000,000	9,114,640
6.25%, 11/1/2034	10,000,000	10,910,000
California, State General Obligation, Various Purposes, 6.0%, 11/1/2039	5,000,000	5,415,700
California, State Green Bonds, 5.0%, 10/1/2037	3,500,000	4,067,210
California, State Health Facilities Financing Authority Revenue, Lucile Salter Packard Children's Hospital, Series A, 5.0%, 8/15/2043	3,480,000	3,897,774
California, State Health Facilities Financing Authority Revenue, Scripps Health, Series A, 5.0%, 11/15/2032	1,000,000	1,128,760
California, State Health Facilities Financing Authority Revenue, Sutter Health Obligated Group:
Series A, 5.0%, 11/15/2033	2,000,000	2,400,840
Series A, 5.0%, 11/15/2034	2,000,000	2,387,340
Series B, 5.0%, 11/15/2034	2,560,000	3,022,976
Series A, 5.0%, 11/15/2035	1,000,000	1,186,970
Series B, 5.0%, 11/15/2035	1,000,000	1,176,500
Series A, 5.0%, 11/15/2036	1,000,000	1,182,220
Series A, 5.0%, 8/15/2043	3,750,000	4,311,937
California, State Municipal Finance Authority Revenue, Chevron U.S.A., Inc. Project, Recovery Zone Bonds, Series B, 0.84% *, 12/1/2017, GTY: Chevron Corp.	20,000	20,000
California, State Municipal Finance Authority Revenue, Northbay Healthcare, Series A, 5.25%, 11/1/2047	1,065,000	1,189,275
California, State Pollution Control Financing Authority, Pacific Gas & Electric Co., Series B, AMT, 0.97% *, 12/1/2017, LOC: Canadian Imperial Bank	3,000,000	3,000,000
California, State Public Works Board, Lease Revenue, Series A, 5.0%, 9/1/2039	10,000,000	11,369,000
California, State Public Works Board, Lease Revenue, Capital Projects, Series I, 5.5%, 11/1/2033	5,400,000	6,339,654
California, State Public Works Board, Lease Revenue, Department of Corrections & Rehabilitation, Series G, 5.25%, 9/1/2033	7,540,000	8,716,542
California, State University Revenue:
Series A, 5.0%, 11/1/2033	8,000,000	9,622,720
Series A, 5.0%, 11/1/2037	8,000,000	8,869,200
Series A, 5.0%, 11/1/2039	2,000,000	2,300,320
California, Statewide Communities Development Authority Revenue, American Baptist Homes West, 6.25%, 10/1/2039, GTY: American Baptist Foundation	7,000,000	7,470,330
California, Statewide Communities Development Authority Revenue, Cottage Health Obligation Group, 5.25%, 11/1/2030	6,000,000	6,521,820
California, Statewide Communities Development Authority Revenue, Covenant Retirement Communities, Inc., Series C, 5.625%, 12/1/2036	2,500,000	2,884,100
California, Statewide Communities Development Authority Revenue, Front Porch Communities & Services, Series A, 5.0%, 4/1/2047	1,250,000	1,415,025
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center, Series A, 144A, 5.0%, 12/1/2041	5,000,000	5,432,000
California, Statewide Communities Development Authority Revenue, Sutter Health, Series A, 6.0%, 8/15/2042	10,340,000	11,603,238
California, Statewide Communities Development Authority, Multi-Family Housing, Second Street Senior Apartments, Series TT, AMT, 1.06% *, 12/7/2017, LIQ: Fannie Mae, LOC: Fannie Mae	155,000	155,000
California, Sweetwater Union High School District, 5.0%, 8/1/2035	5,000,000	5,765,650
California, Washington Township Health Care District, Election of 2004, Series B, 5.5%, 8/1/2038	4,000,000	4,780,440
California, West Contra Costa Unified School District, Series A, 5.0%, 8/1/2035	4,250,000	4,957,242
California, West Contra Costa Unified School District, Election of 2012, Series A, 5.5%, 8/1/2039	10,000,000	11,717,300
Carson, CA, Redevelopment Housing Agency, Tax Allocation, Series A, 5.25%, 10/1/2036	2,710,000	2,938,995
Cerritos, CA, Community College District, Series A, 5.0%, 8/1/2039	4,355,000	5,010,210
Contra Costa County, CA, GNMA Mortgage-Backed Securities Program, AMT, ETM, 7.75%, 5/1/2022	1,305,000	1,480,627
Cupertino, CA, Union School District, Election of 2012:
Series B, 5.0%, 8/1/2034	1,000,000	1,168,460
Series B, 5.0%, 8/1/2035	2,305,000	2,685,555
Series B, 5.0%, 8/1/2036	1,140,000	1,324,395
Dry Creek, CA, School District General Obligation, Joint Elementary School District, Series A, Zero Coupon, 5/1/2022, INS: AGMC	1,385,000	1,267,566
East Bay, CA, Municipal Utility District, Wastewater Systems Revenue, Series C, 5.0%, 6/1/2044	5,000,000	5,699,750
Escondido, CA, School District General Obligation, Unified High School District, ETM, Zero Coupon, 11/1/2020, INS: NATL	7,000,000	6,663,720
Foothill, CA:
ETM, Zero Coupon, 1/1/2018 , INS: AGC, AGMC	10,000,000	9,991,000
ETM, Zero Coupon, 1/1/2020 , INS: AGC, AGMC	10,000,000	9,664,800
Garden Grove, CA, Unified School District, Election of 2010, Series C, 5.25%, 8/1/2037	2,500,000	2,894,875
Inglewood, CA, Redevelopment Agency Successor Tax Allocation, Merged Redevelopment Project, Series A, 5.0%, 5/1/2032, INS: Build America Mutual	1,000,000	1,176,310
Irvine, CA, Unified School District Special Tax, Community Facilities District No. 09:
Series B, 5.0%, 9/1/2042	700,000	785,393
Series C, 5.0%, 9/1/2047	1,000,000	1,119,360
Series D, 5.0%, 9/1/2049	750,000	836,243
Series B, 5.0%, 9/1/2051	1,000,000	1,114,990
Long Beach, CA, Harbor Revenue:
Series D, 5.0%, 5/15/2039	1,435,000	1,650,020
Series A, AMT, 5.0%, 5/15/2040	4,000,000	4,646,680
Long Beach, CA, Unified School District:
5.0%, 8/1/2032	5,245,000	5,884,313
Series E, 5.0%, 8/1/2040	4,460,000	5,243,354
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue, Series A, 5.0%, 6/1/2030	2,000,000	2,433,320
Los Angeles, CA, Community College District, 4.0%, 8/1/2037	6,000,000	6,444,840
Los Angeles, CA, Department of Airports Revenue:
Series A, AMT, 5.0%, 5/15/2040	8,900,000	10,124,462
Series A, AMT, 5.0%, 5/15/2047	5,000,000	5,803,900
Series A, 5.25%, 5/15/2039	5,000,000	5,262,200
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport:
Series B, AMT, 5.0%, 5/15/2034	3,335,000	3,878,038
Series B, AMT, 5.0%, 5/15/2035	750,000	869,070
Series B, AMT, 5.0%, 5/15/2036	1,200,000	1,387,584
Series A, 5.0%, 5/15/2040	15,000,000	16,106,550
Los Angeles, CA, Department of Water & Power Revenue, Power System:
Series B, 5.0%, 7/1/2033	5,740,000	6,877,955
Series B, 5.0%, 7/1/2043	1,250,000	1,425,850
Los Angeles, CA, Department of Water & Power, Waterworks Revenue:
Series A, 5.0%, 7/1/2034	1,390,000	1,659,340
Series A, 5.0%, 7/1/2036	2,500,000	2,838,025
Los Angeles, CA, Harbor Department:
Series A, AMT, 5.0%, 8/1/2035	6,000,000	6,773,220
Series A, AMT, 5.0%, 8/1/2044	10,000,000	11,153,900
Los Angeles, CA, Harbor Department, Green Bonds, Series C, 4.0%, 8/1/2039	7,000,000	7,442,120
Los Angeles, CA, Municipal Improvement Corp., Lease Revenue, Real Property, Series B, 5.0%, 11/1/2031	10,000,000	11,941,200
Los Angeles, CA, Unified School District, Series F, 5.0%, 1/1/2034	7,540,000	7,935,850
Los Angeles, CA, Wastewater System Revenue, Series D, 5.0%, 6/1/2033	7,000,000	8,246,420
Los Angeles, CA, Wastewater System Revenue, Green Bonds, Series A, 5.0%, 6/1/2035	4,000,000	4,670,400
Marin, CA, Healthcare District, Election of 2013, Series A, 5.0%, 8/1/2041	2,750,000	3,261,335
Modesto, CA, Irrigation District Electric Revenue, 5.0%, 10/1/2033	1,255,000	1,467,384
Mount Diablo, CA, Unified School District, Election of 2010, Series E, 5.0%, 6/1/2037	4,000,000	4,478,120
Northern California, Power Agency, Hydroelectric Project No. 1, Series A, 5.0%, 7/1/2031	1,100,000	1,239,469
Orange County, CA, Community Facilities District No. 2016-1, Esencia Village, Series A, 5.0%, 8/15/2041	6,545,000	7,322,219
Palmdale, CA, School District General Obligation, School Building Project, Zero Coupon, 10/1/2019, INS: AGMC	1,420,000	1,375,554
Pasadena, CA, Certificates Participation, Series A, 0.93% *, 12/7/2017, LOC: Bank of America NA	1,300,000	1,300,000
Pittsburg, CA, Redevelopment Agency Tax Allocation, Los Medanos Community Project, Series A, Prerefunded, 6.5%, 9/1/2028	10,000,000	10,383,800
Port of Oakland, CA:
Series D, AMT, 5.0%, 11/1/2028	2,250,000	2,703,712
Series D, AMT, 5.0%, 11/1/2029	1,850,000	2,207,050
Series 0, AMT, 5.125%, 5/1/2030	1,500,000	1,617,135
Riverside County, CA, Transportation Commission Revenue:
Series A, 5.0%, 6/1/2033	2,750,000	3,312,237
Series A, 5.0%, 6/1/2034	3,000,000	3,599,370
Series A, 5.0%, 6/1/2036	4,370,000	5,202,572
Series A, 5.0%, 6/1/2037	4,880,000	5,796,269
Riverside County, CA, Transportation Commission Toll Revenue Senior Lien, Series A, 5.75%, 6/1/2048	5,000,000	5,602,700
Sacramento County, CA, Airport Systems Revenue:
Series B, 5.0%, 7/1/2041	3,920,000	4,502,434
Series B, 5.75%, 7/1/2039	2,500,000	2,566,575
Sacramento County, CA, Sanitation Districts Financing Authority Revenue, Series A, 5.0%, 12/1/2044	7,465,000	8,533,615
Sacramento County, CA, Special Tax, Community Facilities District No. 2004-1, McClellan Park:
5.0%, 9/1/2035 (a)	2,335,000	2,647,960
5.0%, 9/1/2040 (a)	2,665,000	3,001,003
Sacramento County, CA, Water Finance Authority Revenue, Water Agency Zones 40 & 41, Series B, 0.67% of 3-month USD-LIBOR + 0.57% , 1.452% **, 6/1/2039, INS: NATL	10,000,000	8,383,600
Sacramento, CA, Municipal Utility District:
Series U, 5.0%, 8/15/2026 , INS: AGMC	1,605,000	1,647,645
Series U, Prerefunded, 5.0%, 8/15/2026 , INS: AGMC	1,010,000	1,036,765
Series U, 5.0%, 8/15/2028 , INS: AGMC	1,255,000	1,288,170
Series U, Prerefunded, 5.0%, 8/15/2028 , INS: AGMC	790,000	810,935
Sacramento, CA, Other General Obligation Lease, City Financing Authority, Series A, 5.4%, 11/1/2020, INS: AMBAC	2,700,000	2,873,664
San Bruno Park, CA, School District, General Obligation, Zero Coupon, 8/1/2019, INS: AGMC	1,100,000	1,069,200
San Diego County, CA, Certificates of Participation, County Administration Center Waterfront Park, 5.125%, 2/1/2042	5,000,000	5,467,750
San Diego County, CA, Regional Airport Authority Revenue:
Series B, AMT, 5.0%, 7/1/2038	1,500,000	1,694,820
Series B, AMT, 5.0%, 7/1/2042	1,000,000	1,166,260
Series B, AMT, 5.0%, 7/1/2047	2,000,000	2,323,480
San Diego County, CA, Water Authority:
5.0%, 5/1/2034	7,920,000	9,033,394
Series B, 5.0%, 5/1/2034	3,000,000	3,583,080
San Diego County, CA, Water Authority Revenue, Green Bonds, Series A, 5.0%, 5/1/2032	5,000,000	6,018,200
San Diego, CA, Community College District, Election of 2002, 5.0%, 8/1/2032	1,000,000	1,164,960
San Diego, CA, Unified School District, Series 1, 4.0%, 7/1/2032	7,000,000	7,658,630
San Diego, CA, Unified School District, Election 2012, Series I, 4.0%, 7/1/2037	2,370,000	2,561,828
San Francisco City & County, CA, Airports Commission, International Airport Revenue:
Series A, AMT, 5.0%, 5/1/2039	5,375,000	6,070,901
Series A, AMT, 5.0%, 5/1/2042	2,000,000	2,325,720
Series A, AMT, 5.0%, 5/1/2047	5,000,000	5,792,100
Series A, AMT, 5.5%, 5/1/2028	6,000,000	7,027,620
San Francisco City & County, CA, Redevelopment Agency Successor Tax, Transbay Infrastructure Projects, Series B, 5.0%, 8/1/2046, INS: AGMC	7,000,000	8,115,170
San Francisco City & County, CA, Redevelopment Agency, Mission Bay South Redevelopment Project, Series A, 5.0%, 8/1/2043	2,100,000	2,384,256
San Francisco City & County, CA, Redevelopment Agency, Successor Agency Tax, Mission Bay North Redevelopment Project, Series A, 5.0%, 8/1/2041, INS: NATL	2,605,000	2,991,009
San Francisco, CA, Bay Area Rapid Transit District:
4.0%, 7/1/2034	2,500,000	2,705,425
4.0%, 7/1/2035	1,500,000	1,614,990
Series A, 5.0%, 7/1/2036	1,500,000	1,692,975
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
Series A, 4.0%, 11/1/2036	4,000,000	4,320,320
Series A, 5.0%, 11/1/2035	4,965,000	5,872,354
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation, Mission Bay North Redevelopment, Series C, Prerefunded, 6.75%, 8/1/2041	1,000,000	1,160,990
San Joaquin Hills, CA, Toll Road Revenue, Transportation Corridor Agency:
Series A, Zero Coupon, 1/15/2018, INS: NATL	2,640,000	2,634,694
Series A, Zero Coupon, 1/15/2019, INS: NATL	3,185,000	3,117,574
San Jose, CA, Airport Revenue:
Series A, AMT, 5.0%, 3/1/2041	3,000,000	3,470,520
Series A, AMT, 5.0%, 3/1/2047	2,500,000	2,879,050
San Jose, CA, Evergreen Community College District, Election of 2010:
Series A, 5.0%, 8/1/2035	2,100,000	2,351,013
Series A, 5.0%, 8/1/2037	3,760,000	4,209,433
Series A, 5.0%, 8/1/2041	6,500,000	7,276,945
San Juan, CA, San Juan Project, Series D, ETM, 6.75%, 7/1/2020, INS: NATL	525,000	563,829
San Luis Obispo County, CA, Financing Authority Revenue:
Series A, 5.0%, 9/1/2033, INS: Build America Mutual	3,625,000	4,181,909
Series A, 5.0%, 9/1/2034, INS: Build America Mutual	2,205,000	2,535,463
San Marcos, CA, School Financing Authority Lease Revenue:
5.0%, 8/15/2034, INS: AGMC	850,000	1,006,222
5.0%, 8/15/2035, INS: AGMC	700,000	825,398
5.0%, 8/15/2036, INS: AGMC	1,100,000	1,292,984
5.0%, 8/15/2037, INS: AGMC	1,400,000	1,641,738
San Marcos, CA, Unified School District, Election of 2010, Series A, Prerefunded, 5.0%, 8/1/2038	12,500,000	13,999,375
Santa Ana, CA, Financing Authority, Police Administration & Holding Facility:
Series A, 6.25%, 7/1/2024 , INS: NATL	1,000,000	1,199,040
Series A, ETM, 6.25%, 7/1/2024 , INS: NATL	1,000,000	1,188,120
Santa Cruz County, CA, County General Obligation Lease, Capital Facilities Project:
5.5%, 9/1/2018 , INS: NATL	1,060,000	1,086,998
5.6%, 9/1/2019 , INS: NATL	1,115,000	1,181,264
5.6%, 9/1/2020 , INS: NATL	1,180,000	1,279,238
5.65%, 9/1/2024 , INS: NATL	1,445,000	1,690,925
5.65%, 9/1/2025 , INS: NATL	1,520,000	1,791,062
5.65%, 9/1/2026 , INS: NATL	1,605,000	1,902,037
Santa Monica, CA, Community College District, 2008 Election, Series B, 5.0%, 8/1/2044	7,000,000	8,025,430
Santa Monica, CA, Public Financing Authority, Lease Revenue, Green Bonds, 5.0%, 7/1/2042	9,840,000	11,556,588
Santa Monica, CA, Redevelopment Agency Tax Allocation, Earthquake Recovery Redevelopment, 5.875%, 7/1/2036	2,125,000	2,423,477
Southern California, Metropolitan Water District, Series C, 5.0%, 7/1/2031	5,195,000	5,473,556
Southern California, Metropolitan Water District, Waterworks Revenue:
Series A, 5.75%, 7/1/2021	970,000	1,059,182
Series A, ETM, 5.75%, 7/1/2021	270,000	308,780
Southern California, Public Power Authority Revenue, APEX Power Project:
Series A, 5.0%, 7/1/2036	1,960,000	2,274,678
Series A, 5.0%, 7/1/2037	2,000,000	2,310,560
Series A, 5.0%, 7/1/2038	5,750,000	6,620,262
Tahoe Truckee, CA, School District General Obligation, Unified School District Capital Improvement, Series A, Zero Coupon, 8/1/2022, INS: NATL	3,600,000	3,272,184
Torrance, CA, Torrance Memorial Medical Center, Series A, 5.0%, 9/1/2040	2,000,000	2,118,540
University of California, Regents Medical Center, Pooled Revenue:
Series B-2, 0.8% *, 12/1/2017	3,000,000	3,000,000
Series L, 4.0%, 5/15/2037	6,000,000	6,325,860
Series L, 4.0%, 5/15/2038	4,500,000	4,734,180
University of California, State Revenues:
Series AV, 5.0%, 5/15/2032	4,325,000	5,225,724
Series AV, 5.0%, 5/15/2033	2,000,000	2,407,180
Series AV, 5.0%, 5/15/2034	1,000,000	1,198,950
Series AM, 5.25%, 5/15/2038	5,000,000	5,846,400
Walnut, CA, Energy Center Authority Revenue, 5.0%, 1/1/2033	2,045,000	2,374,695
West Basin, CA, Municipal Water District Revenue, Series B, 5.0%, 8/1/2036	7,000,000	7,763,210
Yuba, CA, Community College District, Series A, 4.0%, 8/1/2033	6,915,000	7,433,140
		992,391,888
Guam 0.1%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, 5.0%, 7/1/2040 (a)	1,045,000	1,167,391
Total Municipal Bonds and Notes (Cost $941,781,229)		993,559,279
Underlying Municipal Bonds of Inverse Floaters (b) 1.0%
California
Los Angeles, CA, Department of Water & Power Revenue, Series A, 5.0%, 7/1/2039 (c)	10,000,000	10,352,525
Trust: California, Department of Water & Power Revenue, Series 2016-XM0281, 144A, 15.17%, 7/1/2039, Leverage Factor at purchase date: 4 to 1 (Cost $8,745,846)
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $950,527,075)	100.4	1,003,911,804
Floating Rate Notes (b)	(0.8)	(7,500,000)
Other Assets and Liabilities, Net	0.4	3,590,034
Net Assets	100.0	1,000,001,838

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of November 30, 2017. Maturity date reflects the earlier of demand date or stated maturity date.
** Variable or floating rate security. These securities are shown at their current rate as of November 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
(a) When-issued security.
(b) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(c) Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GNMA: Government National Mortgage Association
GTY: Guaranty Agreement
INS: Insured
LIBOR: London Interbank Offered Rate
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (d)	$—	$1,003,911,804	$—	$1,003,911,804
Total	$—	$1,003,911,804	$—	$1,003,911,804

There have been no transfers between fair value measurement levels during the period ended November 30, 2017.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche California Tax-Free Income Fund, a series of Deutsche State Tax-Free Income Series

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	January 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	January 22, 2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 22, 2018